Note 14 - Subsequent Events	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Subsequent Events [Text Block]
14.	SUBSEQUENT EVENTS

Issuance of Senior Secured Convertible Promissory Note

On January 28, 2025, the Company issued a 25% Senior Secured Convertible Promissory Note (the “Subsequent Note”). The Subsequent Note has a principal amount of $1 million, bears interest at a rate of 25% per annum (the “Stated Rate”) and matures 365 days from its issuance (the “Maturity Date”), on which the principal balance and accrued but unpaid interest will be due and payable. The Stated Rate will increase to the lower of (i) 27% per annum or (ii) the highest rate then allowed under applicable law, upon occurrence of an event of default, including the failure by the Company to make payment of principal or interest due under the Note on the Maturity Date and any commencement by the Company of a case under any applicable bankruptcy or insolvency laws.

The Subsequent Note is convertible into shares of the Company’s common stock, par value $0.001 per share, at a floating conversion price equal to 90% of the 5-day VWAP for the Company's common stock beginning on the fifth day preceding the notice by the Investor of the intent to convert, subject to a beneficial ownership limitation equivalent to 19.99%.